GOODWILL AND INTANGIBLE ASSETS, NET - Intangibles assets and goodwill net (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	$ 538,958	$ 563,452
Goodwill	6,694,354	6,638,403	$ 6,095,959
Total	$ 7,233,312	$ 7,201,855